Intangible Assets and Goodwill, Net - Changes in intangible assets and goodwill with indefinite useful lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of the changes in intangible assets
Balance at beginning of the period	$ 42,724,218
Balance at end of the period	42,255,881	$ 42,724,218
Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,113,626
Impairment adjustments	(76,969)
Balance at end of the period	14,036,657	14,113,626
Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,314,935
Balance at end of the period	29,237,966	29,314,935
Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	35,242
Balance at end of the period	35,242	35,242
Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067
Balance at end of the period	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626
Balance at end of the period	14,036,657	14,113,626
Cost
Analysis of the changes in intangible assets
Balance at beginning of the period	65,034,704
Balance at end of the period	66,929,587	65,034,704
Cost | Intangible Assets with Indefinite Useful Lives
Analysis of the changes in intangible assets
Balance at beginning of the period	29,314,935	29,455,137
Impairment adjustments	(76,969)	(40,803)
Transfers and reclassifications		(99,399)
Balance at end of the period	29,237,966	29,314,935
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks with finite useful lives
Analysis of the changes in intangible assets
Balance at beginning of the period	35,242	175,444
Impairment adjustments		(40,803)
Transfers and reclassifications		(99,399)
Balance at end of the period	35,242	35,242
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Analysis of the changes in intangible assets
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Analysis of the changes in intangible assets
Balance at beginning of the period	14,113,626	14,113,626
Impairment adjustments	(76,969)
Balance at end of the period	$ 14,036,657	$ 14,113,626